Schedule of Restricted Stock Awards (Details) - Restricted Stock Awards R S A [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Awards Nonvested, Beginning | shares	177,275
Weighted Average Grant Date Fair Value Nonvested, Beginning | $ / shares	$ 1.48
Number of Awards, Granted | shares	88,639
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 7.21
Number of Awards, Vested | shares	(265,914)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 5.60
Number of Awards Nonvested, Ending | shares
Weighted Average Grant Date Fair Value Nonvested, Ending | $ / shares